Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments And Risk Management
Financial Instruments and Risk Management

23.	Financial Instruments and Risk Management
23.1	Overview

In the ordinary course of business, the Company is exposed to credit, liquidity and market risks, which are actively managed in compliance with the Financial Risk Management Policy (“Risk Policy”) and internal guidelines and strategic documents subject to such policy. The Risk Policy was approved by the Board of Directors on December 7, 2023, valid for one year and is available at the Company’s website.

The Company’s risk management strategy, guided by the Risk Policy, has as main objectives:

»	To protect the Company’s operating and financial results, as well as its equity from adverse changes in the market prices, particularly commodities, foreign exchange and interests;
»	To protect the Company against counterparty risks in existing financial operations as well as to establish guidelines for sustaining the necessary liquidity to fulfil its financial commitments;
»	To protect the cash of Company against price volatilities, adverse conditions in the markets in which the Company acts and adverse conditions in its production chain.

The Risk Policy defines the governance of the bodies responsible for the execution, tracking and approval of the risk management strategies, as well as the limits and instruments that can be used.

Additionally, the Management of the Company approved the following policies on November 10, 2021, which are available at the Company’s website:

»	Financial Policy, which aims to: (i) establish guidelines for the management of the Company's financial debt and capital structure; and (ii) guide the Company's decision-making in connection with cash management (financial investments).
»	Profit Allocation Policy, which aims to establish the practices adopted by the Company regarding the allocation of its profits, providing, among others, the periodicity of payment of dividends and the baseline used to establish the respective amount.

i) Indebtedness

The ideal capital structure definition at BRF is essentially associated with (i) strong cash position as a tolerance factor for liquidity shocks, which includes minimum cash analysis; (ii) net indebtedness; and (iii) minimization of the capital opportunity cost.

On December 31, 2024, the non-current gross debt, as presented below, represented 92.63% (87.65% as of December 31, 2023) of the total gross debt, which has an average term higher than 8.4 years.

The Company monitors the gross debt and net debt as set forth below:

	12.31.24			12.31.23
	Current	Non-current	Total	Total
Foreign currency loans and borrowings	(844,601)	(11,555,811)	(12,400,412)	(11,093,385)
Local currency loans and borrowings	(385,672)	(7,954,464)	(8,340,136)	(9,002,163)
Derivative financial instruments, net	(319,943)	15,364	(304,579)	502,293
Gross debt	(1,550,216)	(19,494,911)	(21,045,127)	(19,593,255)

Cash and cash equivalents	11,165,364	-	11,165,364	9,264,664
Marketable securities	894,080	323,811	1,217,891	767,873
Restricted cash	276,025	60,790	336,815	86,209
	12,335,469	384,601	12,720,070	10,118,746
Net debt	10,785,253	(19,110,310)	(8,325,057)	(9,474,509)

ii) Derivative financial instruments

Summarized financial position of derivative financial instruments, that aim to protect the risks described below:

	Note	12.31.24	12.31.23
Assets
Designated as hedge accounting
Foreign exchange risk on operating income	23.2.1 ii)	35,484	103,558
Commodities price risk	23.2.2	20,727	5,510
Interest rate risk	23.2.3	251,795	529,830
Not designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	6,597	154
		314,603	639,052

Current assets		63,033	109,222
Non-current assets		251,570	529,830

Liabilities
Designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	-	(52,149)
Foreign exchange risk on operating income	23.2.1 ii)	(360,557)	(7,600)
Commodities price risk	23.2.2	(22,102)	(14,363)
Interest rate risk	23.2.3	(236,523)	-
Not designated as hedge accounting
Foreign exchange risk on statement of financial position	23.2.1 i)	-	(62,647)
		(619,182)	(136,759)

Current liabilities		(382,976)	(76,940)
Non-current liabilities		(236,206)	(59,819)

Position of derivative financial instruments - net		(304,579)	502,293

iii) Financial commitments

The table below summarizes the significant commitments and contractual obligations that may impact the Company’s liquidity:

	12.31.24
	Book value	Contractual cash flow	2025	2026	2027	2028	2029	2030 onwards
Non derivative financial liabilities
Loans and borrowings	20,740,548	32,496,796	2,246,762	4,639,324	3,520,568	2,044,261	1,608,760	18,437,121
Principal		21,529,249	984,119	3,440,204	2,480,054	1,168,583	800,997	12,655,292
Interest		10,967,547	1,262,643	1,199,120	1,040,514	875,678	807,763	5,781,829
Trade accounts payable	13,570,050	13,764,240	13,750,530	13,710	-	-	-	-
Lease liabilities	3,992,929	5,000,443	1,084,328	821,985	716,566	539,245	472,328	1,365,991
Derivative financial liabilities
Financial instruments designated hedge accounting for protection of:
Interest rate risk	236,523	(236,522)	-	-	-	-	-	(236,522)
Foreign exchange risk	360,557	360,557	360,557	-	-	-	-	-
Commodities price risk	22,102	22,102	22,102	-	-	-	-	-

The Company does not expect that the cash outflows to fulfill the obligations shown above will be significantly anticipated by factors unrelated to its best interests, or have its value substantially modified outside the normal course of business.

23.2	Market risk management
23.2.1	Foreign exchange risk

The risk is the one that may cause unexpected losses to the Company resulting from volatility of the FX rates, reducing its assets and revenues, or increasing its liabilities and costs. The Company’s exposure is managed in three dimensions: statement of financial position exposure, operating income exposure and investments exposure.

i) Statements of financial position exposure

The Risk Policy regarding statement of financial position exposure has the objective to balance assets and liabilities denominated in foreign currencies, hedging the Company’s statement of financial position by using natural hedges, over-the-counter derivatives and exchange traded futures.

Assets and liabilities denominated in foreign currency for which the exchange variations are recognized in the Financial Results are as follows, summarized in Brazilian Reais (R$):

	12.31.24	12.31.23
Cash and cash equivalents	4,276,065	2,970,268
Trade accounts receivable	6,238,093	4,788,635
Trade accounts payable	(1,377,169)	(1,195,133)
Loans and borrowings	(9,726,343)	(8,715,484)
Other assets and liabilities, net	1,570,012	(30,310)
Exposure of assets and liabilities in foreign currencies	980,658	(2,182,024)
Derivative financial instruments (hedge)	(773,197)	2,033,346
Exposure in result, net	207,461	(148,678)

The net exposure in Reais is mainly composed of the following currencies:

Net Exposure (1)	12.31.24	12.31.23
U.S. Dollars (USD)	(2,052,569)	(513,164)
Euros (EUR)	1,879,079	(25,050)
Yen (JPY)	(1,501)	(1,241)
Angolan kwanza (AOA)	36,366	97,368
Turkish Liras (TRY)	267,834	76,439
Argentinian Peso (ARS)	(2,125)	(3,146)
Chilean Pesos (CLP)	80,377	220,116
Total	207,461	(148,678)
(1)	The Company is exposed to other currencies, although they have been grouped in the currencies above due to its high correlation or for not being individually significant.

The Company holds more financial liabilities in foreign currencies than assets and, therefore, holds derivative financial instruments to reduce such exposure.

As a result of this protection strategy the Company recognized as Financial Expenses an expense of foreign exchange of derivatives of R$198,107 for the year ended on December 31, 2024 (expense of R$312,201 during the year ended on December 31, 2023). The foreign exchange of assets and liabilities was income of R$123,681 in the year ended on December 31, 2024 (income R$161,154 in the year ended on December 31, 2023).

The derivative financial instruments acquired to hedge the foreign currency statement of financial position exposure on December 31, 2024, and are set forth below:

12.31.24
Derivative instruments not designated	Asset	Liability	Maturity	Notional		Exercise rate	Fair value (R$)
Parent company and consolidated
Non-deliverable forward	BRL	EUR	1st Qtr. 2025	EUR	(60,000)	6.5610	1,040
Non-deliverable forward	USD	CLP	1st Qtr. 2025	CLP	25,000	962.4800	4,425
Futures	BRL / USD	USD / BRL	1st Qtr. 2025	USD	(62,500)	6.1923	1,132

							6,597

ii) Operating income exposure

The Risk Policy regarding operating income exposure has the objective to hedge revenues and costs denominated in foreign currencies. The Company is supported by internal models to measure and monitor these risks, and uses financial instruments for hedging, designating the relations as cash flow hedges.

The Company has more sales in foreign currency than expenditures and, therefore, holds derivative financial instruments to reduce such exposure.

As a result of this protection strategy, the Company recognized Net Revenue an expense of R$236,988 for the year ended on December 31, 2024 (revenue of R$303,387 during the year ended on December 31, 2023). Additionally, in the second quarter of 2023, the loan of Bond BRF SA BRFSBZ 3.95, designated as an export protection instrument, was settled and the amount of R$(548,639) previously accumulated in Other Comprehensive Income was reclassified to income for the year under Net Revenue.

The derivative financial instruments designated as cash flow hedges for foreing exchange operating income exposure on December 31, 2024 are set forth below:

12.31.24
Cash flow hedge - Derivative instruments	Hedged object	Asset	Liability	Maturity	Notional		Designation rate	Fair value (1)
Parent company and consolidated
Non-deliverable forward	USD Exports	BRL	USD	1st Qtr. 2025	USD	105,500	5.6807	(58,721)
Non-deliverable forward	USD Exports	BRL	USD	2nd Qtr. 2025	USD	258,500	5.9204	(104,650)
Non-deliverable forward	USD Exports	BRL	USD	3rd Qtr. 2025	USD	165,000	6.1309	(54,315)
Non-deliverable forward	USD Exports	BRL	USD	4th Qtr. 2025	USD	82,000	6.4083	(15,657)
Collar	USD Exports	BRL	USD	1st Qtr. 2025	USD	479,500	5.9991	(81,092)
Collar	USD Exports	BRL	USD	2nd Qtr. 2025	USD	90,500	6.2590	(5,787)
Collar	USD Exports	BRL	USD	3rd Qtr. 2025	USD	42,500	6.4616	(3,204)
Collar	USD Exports	BRL	USD	4th Qtr. 2025	USD	20,000	6.5806	(1,647)
						1,243,500		(325,073)
(1)	Corresponds to the unrealized portion of the hedge result recorded under Other Comprehensive Income.

iii) Investments exposure

The Company holds both investments (net assets) and loans (financial liabilities) denominated in foreign currency. To balance the accounting effects of such exposures, some non-derivative financial liabilities are designated as hedging instruments for the investments exposure.

As a result of this strategy, the Company recognized expense of R$339,101, net of income tax, under Other comprehensive income in the year ended on December 31, 2024 (income of R$145,328 in the year ended on December 31, 2023).

The non-derivative financial instruments designated as net investment hedge instruments on December 31, 2024 are set forth below:

12.31.24
Net investment hedge - Non-derivative instruments	Object (Investment)	Liability	Maturity	Notional		Rate	Exchange variation (1)
Parent company and consolidated
Bond - BRF SA BRFSBZ 4.35	Federal Foods LLC	USD	3rd Qtr. 2050	USD (2)	44,158	3.7649	(142,067)
Bond - BRF SA BRFSBZ 4.35	BRF Kuwait Food Management Company WLL	USD	3rd Qtr. 2050	USD (2)	88,552	3.7649	(215,832)
Bond - BRF SA BRFSBZ 4.35	Al Khan Foodstuff LLC	USD	3rd Qtr. 2050	USD (2)	53,446	3.7649	(142,392)
Bond - BRF SA BRFSBZ 4.35	BRF Foods GmbH	USD	3rd Qtr. 2050	USD (3)	170,721	5.1629	(197,505)
Bond - BRF SA BRFSBZ 4.35	Al-Wafi Al-Takamol International for Foods Products	USD	3rd Qtr. 2050	USD (3)	23,426	5.1629	(23,009)
					380,303		(720,805)
(1)	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.
(2)	Designated on August 1st, 2019.
(3)	Designated on November 9, 2022.

23.2.2	Commodities price risk

The Company uses commodities as production inputs and is exposed to commodities price risk arising from future purchases. The management of such risk is performed through physical inventories, future purchases at fixed price and through derivative financial instruments.

The Risk Policy establishes coverage limits to the flow of purchases of corn, meal and soy, soybeans and soybean oil with the purpose of reducing the impact due to a price increase of these raw materials. The hedge may be reached using derivatives or by inventory management.

As a result of this protection strategy the Company recognized Cost of goods sold an expense of R$121,873 for year ended on December 31, 2024 (expense of R$103,305 during the year ended on December 31, 2023).

The Company performs purchases at variable prices in future and spot markets and, to hedge such exposure, it holds derivative financial instruments in long position (buy) to fix these prices in advance.

The financial instruments designated as cash flow hedges for the variable commodities price exposure on December 31, 2024, are set forth below:

12.31.24
Cash flow hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Parent company and consolidated
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	2nd Qtr. 2025	17,989	ton	336.79	948
Collar - buy	Soybean meal purchase - floating price	Soybean meal - CBOT	3rd Qtr. 2025	17,989	ton	341.13	548
Non-deliverable forward - buy	Corn purchase - floating price	Corn - CBOT	3rd Qtr. 2025	99,999	ton	171.76	403
Collar - buy	Corn purchase - floating price	Corn - CBOT	1st Qtr. 2025	20,003	ton	177.85	(26)
Collar - buy	Corn purchase - floating price	Corn - CBOT	2nd Qtr. 2025	135,998	ton	176.94	1,174
Collar - buy	Corn purchase - floating price	Corn - B3	1st Qtr. 2025	16,200	ton	1,208.33	124
Collar - buy	Corn purchase - floating price	Corn - B3	2nd Qtr. 2025	40,500	ton	1,213.33	193
Non-deliverable forward - buy	Soybean oil purchase - floating price	Soybean oil - CBOT	2nd Qtr. 2025	6,001	ton	912.57	(516)
				354,679			2,848
(1)	Base price of each commodity in USD/ton, except for Corn – B3 denominated in R$/ton.

In certain cases, the Company performs futures purchases at fixed prices and, to hedge such exposure, it holds derivative financial instruments in short position (sell) to keep these prices at market value. The financial instruments designated as fair value hedges for the fixed commodities price exposure on December 31, 2024, are set forth below:

12.31.24
Fair value hedge - Derivative instruments	Hedged object	Index	Maturity	Quantity		Exercise price (1)	Fair value
Parent company and consolidated
Non-deliverable forward - sell	Soybean purchase - fixed price	Soybean - CBOT	1st Qtr. 2025	38,298	ton	409.09	10,526
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	1st Qtr. 2025	9,001	ton	185.42	409
Non-deliverable forward - sell	Corn purchase - fixed price	Corn - CBOT	3rd Qtr. 2025	76,216	ton	173.46	471
Corn future - sell	Corn purchase - fixed price	Corn - B3	1st Qtr. 2025	12,609	ton	1,252.06	(71)
Corn future - sell	Corn purchase - fixed price	Corn - B3	3rd Qtr. 2025	189,486	ton	1,116.86	(947)
				325,610			10,388
(1)	Base price of each commodity in USD/ton, except Corn - B3 denominated in R$/ton.

The Company assessed that part of its cost, future physical purchases of commodities in dollars, also generates exchange rate exposure and therefore contracted the following derivatives and designated them as fair value hedges:

12.31.24
Fair value hedge - Derivative instruments	Protection object	Assets	Liabilities	Maturity	Notional		Exercise price	Fair value
Parent company and consolidated
Non-deliverable forward	Cost in USD	BRL	USD	1st Qtr. 2025	USD	15,823	5.5465	(10,851)
Non-deliverable forward	Cost in USD	BRL	USD	3rd Qtr. 2025	USD	9,426	6.0634	(3,760)
						25,249		(14,611)

The open and liquidated derivative financial instrument still generate impacts in the statement of financial position of: i) Inventory a debit in the amount of R$28,811 on December 31, 2024 (R$95,986 on December 31, 2023); ii) Other comprehensive income a credit amount of R$29,447 on December 31, 2024 (credit of R$322 on December 31, 2023).

23.2.3	Interest rate risk

The interest rate risk may cause economic losses to the Company resulting from volatility in interest rates that affect its assets and liabilities.

The Company’s Risk Policy does not restrict exposure to different interest rates, neither establishes limits for fixed or floating rates. However, the Company continually monitors the market interest rates in order to evaluate any need to enter into hedging transactions to protect from the volatility of such rates and manage the mismatch between its financial assets and liabilities.

As a result of this protection strategy the Company recognize Financial Income and Expenses an expense of R$705,006 for the year ended on December 31, 2024 (revenue of R$313,103 during the year ended on December 31, 2023).

The derivative financial instruments used to hedge the exposure to interest rates as of December 31, 2024, are presented in the table below:

12.31.24
							Fair value (R$)
Fair value hedge - Derivative instruments	Hedged Object	Maturity	Asset	Liability	Notional		Instrument	Object (1)
Parent company and Consolidated
Interest rate swap	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	CDI + 0.57% p.a.	200,000	BRL	28,464	(5,341)
Interest rate swap	Debenture - 1st issue - 3rd series - IPCA + 5.50% p.a.	2nd Qtr. 2026	IPCA + 5.50% p.a.	100% of CDI	200,000	BRL	22,176	(4,141)
Interest rate swap	Debenture - 2nd issue - 1st series - IPCA + 5.30% p.a.	3rd Qtr. 2027	IPCA + 5.30% p.a.	CDI + 2.20% p.a.	400,000	BRL	53,395	(53,483)
Interest rate swap	Debenture - 2nd issue - 2nd series - IPCA + 5.60% p.a.	3rd Qtr. 2030	IPCA + 5.60% p.a.	CDI + 2.29% p.a.	595,000	BRL	48,624	(161,588)
Interest rate swap	Debenture - 3rd issue - single series - IPCA + 4.78% p.a.	2nd Qtr. 2031	IPCA + 4.78% p.a.	CDI + 0.12% a.a.	1,000,000	BRL	65,394	(116,498)
Interest rate swap	Debenture - 1st issue - 1ª series - IPCA + 6.83% p.a.	3rd Qtr. 2032	IPCA + 6.83% p.a.	109.32% of CDI	990,000	BRL	33,741	(33,477)
Interest rate swap	Debenture - 5th issue IPCA + 7.23%	2nd Qtr. 2034	IPCA + 7.23% a.a.	CDI + 0.98% a.a.	1,635,000	BRL	(112,078)	(89,528)
Interest rate swap	Debenture - 5th issue PRÉ + 12.92%	2nd Qtr. 2031	PRÉ 12.92% a.a.	CDI + 0.89% a.a.	925,000	BRL	(124,444)	(112,960)
					5,945,000		15,272	(577,016)
(1)	Corresponds to the accumulated fair value of the fair value hedge adjustments on the hedged items, reduced by the carrying amount of the debentures.

23.3	Credit risk management

The Company is exposed to the credit risk related to the financial assets held: trade and non-trade accounts receivable, marketable securities, derivative instruments and cash and equivalents. The Company’s credit risk exposure can be assessed in notes 4, 5 and 6.

23.3.1	Credit risk in accounting receivable

The credit risk associated with trade accounts receivable is actively managed through specific systems and is supported by internal policies for credit analysis. The significant level of diversification and geographical dispersion of the customer portfolio significantly reduces the risk. However, the Company chooses to complement the risk management by contracting insurance policies for specific markets. The impairment of these financial assets is carried out based on expected credit losses.

23.3.2	Counterparty credit risk

The credit risk associated with marketable securities, cash and cash equivalents and derivative instruments in general is directed to counterparties with Investment Grade ratings. The maintenance of assets with counterparty risk is constantly assessed according to credit ratings and the Company’s portfolio concentration, aligned with the applicable impairment requisites.

23.4	Capital management and liquidity risk

The Company is exposed to liquidity risk as far as it needs cash or other financial assets to settle its obligations in the respective terms. The Company’s cash and liquidity strategy takes into consideration historical volatility scenarios of results as well as simulations of sectorial and systemic crisis. It is grounded on allowing resilience in scenarios of capital restriction.

23.5	Sensitivity analysis

Management believes that the most relevant risks that may affect the Company’s results, for which it uses derivative financial instruments to protect, are the volatility of commodities prices, foreign exchange rates and interest rates.

For the probable scenario of commodities, Management uses as a reference the future value of assets on December 31, 2024 and therefore understands that there will be no changes in the results of operations. As for the exchange rate, management uses the Focus report as a reference for the US dollar, interpolating the quotes for the current and subsequent years. The probable scenario for the other currencies is calculated based on the parity of the US dollar.

In the possible and remote scenarios, both positive and negative variations of 15% and 30% respectively were considered in both cases from the probable scenario. Such sensitivity scenarios originate from information and assumptions used by Management in monitoring the previously mentioned risks.

The information used in the preparation of the analysis is based on the position as of December 31, 2024, which has been described in the items above. The estimated values may differ significantly to numbers and results that will be effectively registered by the Company. Positive values indicate gains and negative values indicate losses.

	Scenario
	Remote	Possible	Probable	Possible	Remote
Exchange rate - Balance	- 30%	- 15%		+ 15%	+ 30%
USD	4.1563	5.0469	5.9375	6.8281	7.7188

Monetary assets and liabilities	598,540	336,722	74,904	(186,914)	(448,732)
Derivative instruments - not designated	76,352	42,953	9,555	(23,843)	(57,242)
Net effect	674,892	379,675	84,459	(210,757)	(505,974)

EUR	4.3200	5.2457	6.1715	7.0972	8.0229

Monetary assets and liabilities	(744,824)	(419,017)	(93,211)	232,596	558,403
Derivative instruments - not designated	126,977	71,434	15,890	(39,653)	(95,196)
Net effect	(617,847)	(347,583)	(77,321)	192,943	463,207

JPY	0.0265	0.0322	0.0378	0.0435	0.0492

Monetary assets and liabilities	494	278	62	(154)	(370)
Net effect	494	278	62	(154)	(370)

TRY	0.1175	0.1427	0.1679	0.1931	0.2183

Monetary assets and liabilities	(88,065)	(49,543)	(11,021)	27,501	66,023
Net effect	(88,065)	(49,543)	(11,021)	27,501	66,023

AOA	0.0046	0.0055	0.0065	0.0075	0.0085

Monetary assets and liabilities	(11,957)	(6,727)	(1,496)	3,734	8,965
Net effect	(11,957)	(6,727)	(1,496)	3,734	8,965

ARS	0.0040	0.0049	0.0058	0.0066	0.0075

Monetary assets and liabilities	698	393	87	(219)	(525)
Net effect	698	393	87	(219)	(525)

CLP	0.0042	0.0051	0.0060	0.0069	0.0078

Monetary assets and liabilities	(77,355)	(43,534)	(9,713)	24,107	57,928
Derivative Instruments - Not designated	50,918	28,656	6,394	(15,868)	(38,130)
Net effect	(26,437)	(14,878)	(3,319)	8,239	19,798

	Scenario
	Remote	Possible	Probable	Possible	Remote
Exchange rate - Operating results	- 30%	- 15%		+ 15%	+ 30%
USD	4.1563	5.0469	5.9375	6.8281	7.7188

Revenue in USD	(2,531,828)	(1,424,336)	(316,844)	790,648	1,898,141
NDF	1,244,027	699,855	155,683	(388,489)	(932,661)
Collar	62,472	62,472	45,231	(291,484)	(846,003)
Net effect	(1,225,329)	(662,009)	(115,930)	110,675	119,477

	Scenario
	Remote	Possible	Probable	Possible	Remote
Exchange rate - Operating results	- 30%	- 15%		+ 15%	+ 30%
USD	4.1563	5.0469	5.9375	6.8281	7.7188

Cost of Sales	(51,409)	(28,921)	(6,434)	16,054	38,542
NDF	51,409	28,921	6,434	(16,054)	(38,542)
Net effect	-	-	-	-	-

	Scenario
	Remote	Possible	Probable	Possible	Remote
Operating results - Commodities	- 30%	- 15%		+ 15%	+ 30%
Soy Grain - CBOT	255	310	364	419	474

Cost of Sales	(4,187)	(2,093)	-	2,093	4,187
NDF	4,187	2,093	-	(2,093)	(4,187)
Net effect	-	-	-	-	-

Soybean meal - CBOT	248	301	354	407	461

Cost of sales	3,825	1,912	-	(1,912)	(3,825)
Collar	(2,545)	(632)	-	1,738	3,651
Net effect	1,280	1,280	-	(174)	(174)

Soybean oil - CBOT	629	764	898	1,033	1,168

Cost of sales	1,617	809	-	(809)	(1,617)
NDF	(1,617)	(809)	-	809	1,617
Net effect	-	-	-	-	-

Corn - CBOT	123	150	176	203	229

Cost of sales	9,036	4,518	-	(4,518)	(9,036)
Collar	(6,117)	(1,888)	-	2,964	7,192
NDF	(766)	(383)	-	383	766
Net effect	2,153	2,247	-	(1,171)	(1,078)

Corn - B3	822	998	1,174	1,351	1,527

Cost of sales	(51,225)	(25,613)	-	25,613	51,225
Collar	(14,600)	(4,316)	-	4,454	14,298
Future	70,609	35,305	-	(35,305)	(70,609)
Net effect	4,784	5,376	-	(5,238)	(5,086)

23.6	Financial instruments by category

	12.31.24
	Amortized cost	FVTOCI (3)	Fair value through profit and loss	Total
		Equity instruments
Assets
Cash and bank	1,378,362	-	-	1,378,362
Cash equivalents	-	-	9,787,002	9,787,002
Marketable securities	289,880	874,510	53,501	1,217,891
Restricted cash	336,815	-	-	336,815
Trade accounts receivable	5,831,400	-	266,210	6,097,610
Notes receivables	40,337	-	-	40,337
Derivatives not designated	-	-	6,597	6,597
Derivatives designated as hedge accounting (1)	-	-	308,006	308,006

Liabilities
Trade accounts payable	(13,570,050)	-	-	(13,570,050)
Loans and borrowings (2)	(14,405,712)	-	(6,334,836)	(20,740,548)
Derivatives not designated	-	-	-	-
Derivatives designated as hedge accounting (1)	-	-	(619,182)	(619,182)
	(20,098,968)	874,510	3,467,298	(15,757,160)
(1)	All derivatives are classified at fair value through profit and loss. Those designated as hedge accounting instruments have their gains and losses also affecting Equity and Inventories.
(2)	The part of the loans and borrowings that is object in a fair value hedge is classified as Fair value through profit and loss. The rest of the loans and borrowings balance is classified as amortized cost and those designated as cash flow or net investment hedge accounting instruments have their gains and losses also affecting Equity.
(3)	FVTOCI: Fair Value Through Other Comprehensive Income.

23.7	Fair value of financial instruments

The fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Depending on the inputs used for measurement, the financial instruments at fair value may be classified into 3 hierarchy levels:

»	Level 1 - Uses quoted prices (unadjusted) for identical instruments in active markets. In this category are classified investments in stocks, savings accounts, overnights, term deposits, Financial Treasury Bills (“LFT”) and investment funds;
»	Level 2 - Uses prices quoted in active markets for similar instruments, prices quoted for identical or similar instruments in non-active markets and evaluation models for which inputs are observable. In this level are classified the investments in Bank Deposit Certificates (“CDB”) and derivatives, which are measured by well-known pricing models: discounted cash flows and Black-Scholes. The observable inputs are interest rates and curves, volatility factors and foreign exchange rates;
»	Level 3 - Instruments for which significant inputs are non-observable. The Company does not have financial instruments in this category.

The table below presents the overall classification of financial instruments accounted at fair value by measurement hierarchy. For year ended December 31, 2023, there were no changes among the 3 levels of hierarchy.

	12.31.24			12.31.23
	Level 1	Level 2	Total	Level 1	Level 2	Total
Financial Assets
Fair value through other comprehensive income
National treasury notes	859,029	-	859,029	-	-	-
Stocks	15,481	-	15,481	12,103	-	12,103
Fair value through profit and loss
Savings account and overnight	1,582	-	1,582	17,570	-	17,570
Term deposits	4,562,127	-	4,562,127	2,758,300	-	2,758,300
Bank deposit certificates	-	3,716,958	3,716,958	-	4,876,861	4,876,861
Financial treasury bills	35,031	-	35,031	412,107	-	412,107
Off-shore notes	-	1,501,608	1,501,608	-	-	-
Investment funds	23,177	-	23,177	21,186	-	21,186
Trade accounts receivable	-	266,210	266,210	-	337,898	337,898
Derivatives	-	314,603	314,603	-	639,052	639,052
Other titles	20	-	20	35,751	-	35,751
Financial Liabilities
Fair value through profit and loss
Derivatives	-	(619,182)	(619,182)	-	(136,759)	(136,759)
Loans and borrowings	-	(6,334,836)	(6,334,836)	-	(5,021,342)	(5,021,342)
	5,496,447	(1,154,639)	4,341,808	3,257,017	695,710	3,952,727

The fair value of the financial instruments approximates the book value, with the exception of the cases presented below and for disclosure purposes only, the bonds are stated based on observable prices in active markets and the debentures are measured using discounted cash flows.

			12.31.24		12.31.23
	Currency	Maturity	Book value	Fair value	Book value	Fair value
BRF S.A.
BRF SA BRFSBZ 4 7/8	USD	2030	(3,706,212)	(3,351,896)	(2,896,104)	(2,506,390)
BRF SA BRFSBZ 5 3/4	USD	2050	(4,135,792)	(3,262,625)	(3,209,653)	(2,398,081)
Debenture - 1st issue	BRL	2026	(550,542)	(520,552)	(830,144)	(853,640)
Debenture - 2nd issue	BRL	1st serie 2027 and 2nd series 2030	(2,739,446)	(2,897,325)	(2,681,294)	(3,048,882)
Debenture - 3rd issue	BRL	2031	(1,109,135)	(1,109,135)	(1,214,044)	(1,214,044)
Debenture - 4rd issue	BRL	1st serie 2027 and 2nd series 2032	(1,062,066)	(1,139,664)	(1,908,952)	(2,032,361)
Debenture - 5rd issue	BRL	1st serie 2029, 2nd series 2031 and 3rd series 2034	(1,765,547)	(1,780,894)	-	-
Parent company			(15,068,740)	(14,062,091)	(12,740,191)	(12,053,398)

BRF GmbH
BRF SA BRFSBZ 4.35	USD	2026	(1,759,349)	(1,712,346)	(1,453,805)	(1,360,530)
Consolidated			(16,828,089)	(15,774,437)	(14,193,996)	(13,413,928)

Accounting policy:

Financial instruments are contracts that give rise to a financial asset for one entity and a financial liability or equity instrument for another. Their presentation in the statement of financial position and explanatory notes takes place according to the characteristics of each contract.

Financial assets: Financial assets are recognized when the entity becomes party to the contractual provisions of the instrument and classified based on the characteristics of its cash flows and on the management model for the asset. The table below shows financial assets are classified and measured:

Category	Initial Measurement	Subsequent Measurement
Amortized cost	Accounts receivable from clients and other receivables: billed amount adjusted to present value and, when applicable, reduced by expected credit losses

	For other assets: fair value less costs directly attributable to its issuance, reduced by expected credit losses	Interest, changes in amortized cost and expected credit losses recognized in the income statement.
Fair value through profit and loss (“FVTPL”)	Fair value	Variation on the fair value recognized in the income statement.
Fair value through other comprehensive Income (“FVTOCI”).	Fair value less costs directly attributable to its issuance.	Changes in fair value recognized in other comprehensive income.

The Company evaluates expected credit losses in each reporting period for instruments measured at amortized cost and for debt instruments measured at Fair value through Other comprehensive income. Losses and reversals of losses are recorded in the income statement.

The interests of financial assets are recorded on Financial income (expenses), net.

Financial assets: Only derecognized when contractual rights expire or are effectively transferred.

• Cash and cash equivalents: comprise the balances of cash, banks and securities of immediate liquidity whose maturities, at the time of acquisition, are equal to or less than 90 days, readily convertible into a known amount of cash and which are subject to an insignificant risk of change in value. Securities classified in this group, by their very nature, are measured at fair value through profit or loss.

• Expected credit losses in accounts receivable from customers and other receivables: the Company regularly assesses the historical losses on the customer portfolios it has in each region, taking in consideration the dynamics of the markets in which it operates and instruments it has for reducing credit risks, such as: letters of credit, insurance and collateral, as well as identifying specific customers whose risks are significantly different than the portfolio, which are treated according to individual expectations.

Based on these assessments, estimated loss factors are generated by portfolio and aging class, which, applied to the amounts of accounts receivable, generate the expected credit losses. Additionally, the Company evaluates macroeconomic factors that may influence these losses and, if necessary, adjusts the calculation model.

Securities receivable with legal proceedings in place are reclassified to noncurrent as well as the related estimated credit losses. The securities are written off against the estimated loss when the Management considers that they are no longer recoverable after taking all appropriate actions to collect them.

• Restricted cash: the Company has restricted cash arising from business combinations to guarantee certain indemnity events. The classification of cash between current and non-current assets takes place in accordance with the contractual rules for releasing the amounts to each party.

Financial liabilities: Financial liabilities are recognized when the entity becomes party to the contractual provisions of the instrument. The initial measurement is at fair value and subsequently at amortized cost using the effective interest rate method. The interests of financial liabilities are recorded on Financial income (expenses), net. A financial liability is only derecognized when the contractual obligation expires, is settled or canceled.

Adjustment to present value: The Company measures the adjustment to present value on short and long-term balances of accounts receivable, suppliers and other obligations, being recognized as a deduction in the asset accounts against Financial income (expenses), net.

Hedge accounting:

Cash flow hedge: the effective portion of the gain or loss on the hedge instrument is recognized under Other Comprehensive Income and the ineffective portion in the Financial result. Accumulated gains and losses are reclassified to the Income statement or statement of financial position when the hedge object is recognized, adjusting the item in which the hedge object was accounted for.

When the instrument is designated in a cash flow hedge relationship, changes in the fair value of the future element of the forward contracts and the time value of the options are recognized under Other Comprehensive Income. When the instrument is settled, these hedge costs are reclassified to the income statement together with the intrinsic value of the instruments.

A hedging relationship is discontinued prospectively when it no longer meets the criteria for qualifying as hedge accounting. Upon discontinuation of a cash flow hedge relationship in which the hedged future cash flows are still expected to occur, the accumulated amount remains under Other Comprehensive Income until the flows occur and are reclassified to income.

Fair value hedge: the effective portion of the hedge instrument’s gain or loss is recognized in the Income Statement or statement of financial position, adjusting the item under which the hedge object is or will be recognized. The hedge object, when designated in this relationship, is also measured at fair value.

Net investment hedge: the effective result of the exchange variation of the instrument is recorded under Other Comprehensive Income, in the same item in which the accumulated translation adjustments of the investments (hedge objects) are recognized. Only when the hedged investments are sold, the accumulated amount is reclassified to the income statement, adjusting the gain or loss on the sale.